Consolidated Statement of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Share capital- not yet registered (convertible loan)	Share capital- not yet registered (NCI)	Capital Reserve	Equity component of convertible loans	Currency conversion	Cash flow hedges	Retained earnings	Capital and reserves attributable to the owners of SIGNA Sports United GmbH	Non- controlling interests
Beginning Balance (At cost or in accordance with IFRS 16 within fair value model [member]) at Sep. 30, 2018	€ (0.4)								€ (0.4)	€ (0.4)	€ 0.0
Beginning Balance (Previously stated [member]) at Sep. 30, 2018	222.6	€ 12.5			€ 186.4		€ 0.5	€ (0.5)	(6.7)	192.3	30.3
Beginning Balance at Sep. 30, 2018	222.2	12.5			186.4		0.5	(0.5)	(7.1)	191.9	30.3
Total net income/(Loss)	(35.9)								(32.8)	(32.8)	(3.1)
Other comprehensive income/(loss)	(1.1)						(1.3)	0.2	0.0	(0.9)	(0.2)
Total comprehensive total income/(loss)	(37.0)						(1.3)	0.2	(39.7)	(33.7)	(3.3)
Capital increase	188.3	5.1			183.1					188.3	0.0
Change in non-controlling interests (NCI)	(1.0)										(1.0)
Transaction costs of the capital increase after taxes	(2.3)				(2.3)					(2.3)
Change in the employee participation plan	0.1								0.1	0.1
Ending Balance at Sep. 30, 2019	370.3	17.6			367.3	€ 0.0	(0.8)	(0.2)	(39.7)	344.3	26.0
Total net income/(Loss)	(25.6)					0.0	0.0	0.0	(24.8)	(24.8)	(0.9)
Other comprehensive income/(loss)	0.1						0.4	(0.1)		0.2	(0.2)
Total comprehensive total income/(loss)	(25.5)						0.4	(0.1)	(24.8)	(24.6)	(1.0)
Conversion of convertible loan	3.1					3.1				3.1
Equity-settled share-based payment	0.1					0.0			0.1	0.1
Change in non-controlling interests (NCI)	(0.8)					0.0	0.0	0.0	(0.1)	(0.1)	(0.6)
Ending Balance at Sep. 30, 2020	347.1	17.6			367.3	3.1	(0.4)	(0.3)	(64.6)	322.7	24.4
Total net income/(Loss)	(46.0)								(46.0)	(46.0)
Other comprehensive income/(loss)	1.1						0.6	0.5		1.1
Total comprehensive total income/(loss)	(44.9)						0.6	0.5	(46.0)	(44.9)
Conversion of convertible loan	73.8				73.8					73.8
Dividends	(0.3)								(0.3)	(0.3)
Equity-settled share-based payment	2.7								2.7	2.7
Capital increase	119.1		1.7	2.0	115.5					119.1
Change in non-controlling interests (NCI)	(122.8)						(0.1)	(0.3)	(98.0)	(98.4)	(24.4)
Transaction costs of the capital increase after taxes	(1.2)				(1.2)					(1.2)
Ending Balance at Sep. 30, 2021	€ 373.4	€ 17.6	€ 1.7	€ 2.0	€ 555.3	€ 3.1	€ 0.1	€ (0.1)	€ (206.3)	€ 373.4